Report Of The Directors Financial Review Risk Report - Own funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Report Of The Directors Financial Review Risk Report [Abstract]
CET1 ratio	15.80%	15.90%
Increase (decrease) in common equity tier one capital	$ 3,500
Increase (decrease) in common equity tier one capital, excess expected loss deduction	2,900
Increase (decrease) in common equity tier one capital, foreign currency translation	2,500
Increase (decrease) in common equity tier one capital, FVOCI reserve	(2,200)
Increase (decrease) in common equity tier one capital, net profits	3,900
Pillar 2A requirement	$ 22,500
Pillar 2A requirement, percentage of risk weighted assets	2.70%
Pillar 2A requirement, risk weighted assets, percentage met by CET1	1.50%
Common equity tier 1 (‘CET1’) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts	$ 23,513	$ 23,219
Retained earnings	121,059	126,314
Accumulated other comprehensive income (and other reserves)	8,273	9,768
Minority interests (amount allowed in consolidated CET1)	4,186	4,079
Independently reviewed interim net profits net of any foreseeable charge or dividend	5,887	(252)
Common equity tier 1 capital before regulatory adjustments	162,918	163,128
Common equity tier 1 capital: regulatory adjustments [Abstract]
Total regulatory adjustments to common equity tier 1	(30,353)	(27,078)
Common equity tier 1 capital	132,565	136,050
Additional tier 1 capital before regulatory adjustments	23,787	24,183
Total regulatory adjustments to additional tier 1 capital	(60)	(60)
Additional tier 1 capital	23,727	24,123
Tier 1 capital	156,292	160,173
Tier 2 capital before regulatory adjustments	23,018	25,722
Total regulatory adjustments to tier 2 capital	(1,524)	(1,472)
Tier 2 capital	21,494	24,250
Total capital	$ 177,786	$ 184,423